Risk management - Gross carrying amount per IFRS 9 stage and rating class (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of credit risk exposure [line items]
Financial assets	€ (967,655.0)	€ (951,934.0)
Miscellaneous other liabilities	13,646.0	12,839.0
Undrawn commitments
Disclosure of credit risk exposure [line items]
Undrawn borrowing facilities	150,100.0	133,300.0
Non IFRS 9 eligible assets commitments
Disclosure of credit risk exposure [line items]
Miscellaneous other liabilities	116,100.0	95,100.0
IAS 37 & IFRS 9 Off-Balance Provisions
Disclosure of credit risk exposure [line items]
Miscellaneous other liabilities	109.0	114.4
Other positions
Disclosure of credit risk exposure [line items]
Miscellaneous other liabilities	4,400.0
Gross carrying amount | Loans
Disclosure of credit risk exposure [line items]
Financial assets	(967,655.0)	(951,934.0)	€ (916,942.0)
Gross carrying amount | Stage 1 | Loans
Disclosure of credit risk exposure [line items]
Financial assets	(885,222.0)	(890,386.0)	(844,231.0)
Gross carrying amount | Stage 2 | Loans
Disclosure of credit risk exposure [line items]
Financial assets	(70,725.0)	(49,476.0)	(59,313.0)
Gross carrying amount | Stage 2 | Loans | Forbearance
Disclosure of credit risk exposure [line items]
Changes in models		(6,400.0)
Gross carrying amount | Stage 2 | Significant Lifetime PD Trigger | Loans
Disclosure of credit risk exposure [line items]
Changes in models	14,800.0
Gross carrying amount | Stage 2 | Watch List | Loans
Disclosure of credit risk exposure [line items]
Changes in models	11,400.0
Gross carrying amount | Stage 2 | Other Triggers | Loans
Disclosure of credit risk exposure [line items]
Changes in models	1,200.0	1,100.0
Gross carrying amount | Stage 3 | Loans
Disclosure of credit risk exposure [line items]
Financial assets	(11,708.0)	(12,072.0)	(13,398.0)
Accumulated impairments | Loans
Disclosure of credit risk exposure [line items]
Financial assets	6,101.0	5,368.0	5,854.0
Changes in models	(30.0)
Accumulated impairments | Stage 1 | Loans
Disclosure of credit risk exposure [line items]
Financial assets	581.0	501.0	581.0
Changes in models	(8.0)
Accumulated impairments | Stage 2 | Loans
Disclosure of credit risk exposure [line items]
Financial assets	1,679.0	1,016.0	1,476.0
Changes in models	(13.0)
Accumulated impairments | Stage 3 | Loans
Disclosure of credit risk exposure [line items]
Financial assets	3,841.0	3,851.0	€ 3,797.0
Changes in models	(25.0)
In accordance with IFRS 9 | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	(967,655.0)	(951,934.0)
In accordance with IFRS 9 | Gross carrying amount | 1 (AAA)
Disclosure of credit risk exposure [line items]
Financial assets	(101,169.0)	(107,788.0)
In accordance with IFRS 9 | Gross carrying amount | 2-4 (AA)
Disclosure of credit risk exposure [line items]
Financial assets	(100,675.0)	(106,870.0)
In accordance with IFRS 9 | Gross carrying amount | 5-7 (A)
Disclosure of credit risk exposure [line items]
Financial assets	(182,214.0)	(153,167.0)
In accordance with IFRS 9 | Gross carrying amount | 8-10 (BBB)
Disclosure of credit risk exposure [line items]
Financial assets	(336,023.0)	(335,533.0)
In accordance with IFRS 9 | Gross carrying amount | 11-13 (BB)
Disclosure of credit risk exposure [line items]
Financial assets	(173,275.0)	(177,908.0)
In accordance with IFRS 9 | Gross carrying amount | 14-16 (B)
Disclosure of credit risk exposure [line items]
Financial assets	(43,035.0)	(44,783.0)
In accordance with IFRS 9 | Gross carrying amount | 17 (CCC)
Disclosure of credit risk exposure [line items]
Financial assets	(12,244.0)	(9,730.0)
In accordance with IFRS 9 | Gross carrying amount | 18 (CC)
Disclosure of credit risk exposure [line items]
Financial assets	(5,198.0)	(2,314.0)
In accordance with IFRS 9 | Gross carrying amount | 19 (C)
Disclosure of credit risk exposure [line items]
Financial assets	(2,116.0)	(1,769.0)
In accordance with IFRS 9 | Gross carrying amount | 20-22 (D)
Disclosure of credit risk exposure [line items]
Financial assets	(11,708.0)	(12,072.0)
In accordance with IFRS 9 | Gross carrying amount | Stage 1
Disclosure of credit risk exposure [line items]
Financial assets	(885,222.0)	(890,386.0)
In accordance with IFRS 9 | Gross carrying amount | Stage 1 | 1 (AAA)
Disclosure of credit risk exposure [line items]
Financial assets	(100,885.0)	(107,788.0)
In accordance with IFRS 9 | Gross carrying amount | Stage 1 | 2-4 (AA)
Disclosure of credit risk exposure [line items]
Financial assets	(98,181.0)	(106,673.0)
In accordance with IFRS 9 | Gross carrying amount | Stage 1 | 5-7 (A)
Disclosure of credit risk exposure [line items]
Financial assets	(177,617.0)	(152,167.0)
In accordance with IFRS 9 | Gross carrying amount | Stage 1 | 8-10 (BBB)
Disclosure of credit risk exposure [line items]
Financial assets	(321,308.0)	(328,301.0)
In accordance with IFRS 9 | Gross carrying amount | Stage 1 | 11-13 (BB)
Disclosure of credit risk exposure [line items]
Financial assets	(155,910.0)	(163,228.0)
In accordance with IFRS 9 | Gross carrying amount | Stage 1 | 14-16 (B)
Disclosure of credit risk exposure [line items]
Financial assets	(23,649.0)	(26,852.0)
In accordance with IFRS 9 | Gross carrying amount | Stage 1 | 17 (CCC)
Disclosure of credit risk exposure [line items]
Financial assets	(7,671.0)	(5,377.0)
In accordance with IFRS 9 | Gross carrying amount | Stage 2
Disclosure of credit risk exposure [line items]
Financial assets	(70,725.0)	(49,476.0)
Changes in models	21,200.0
In accordance with IFRS 9 | Gross carrying amount | Stage 2 | 1 (AAA)
Disclosure of credit risk exposure [line items]
Financial assets	(284.0)
In accordance with IFRS 9 | Gross carrying amount | Stage 2 | 2-4 (AA)
Disclosure of credit risk exposure [line items]
Financial assets	(2,493.0)	(197.0)
In accordance with IFRS 9 | Gross carrying amount | Stage 2 | 5-7 (A)
Disclosure of credit risk exposure [line items]
Financial assets	(4,596.0)	(1,000.0)
In accordance with IFRS 9 | Gross carrying amount | Stage 2 | 8-10 (BBB)
Disclosure of credit risk exposure [line items]
Financial assets	(14,714.0)	(7,232.0)
In accordance with IFRS 9 | Gross carrying amount | Stage 2 | 11-13 (BB)
Disclosure of credit risk exposure [line items]
Financial assets	(17,365.0)	(14,679.0)
In accordance with IFRS 9 | Gross carrying amount | Stage 2 | 14-16 (B)
Disclosure of credit risk exposure [line items]
Financial assets	(19,386.0)	(17,931.0)
In accordance with IFRS 9 | Gross carrying amount | Stage 2 | 17 (CCC)
Disclosure of credit risk exposure [line items]
Financial assets	(4,572.0)	(4,354.0)
In accordance with IFRS 9 | Gross carrying amount | Stage 2 | 18 (CC)
Disclosure of credit risk exposure [line items]
Financial assets	(5,198.0)	(2,314.0)
In accordance with IFRS 9 | Gross carrying amount | Stage 2 | 19 (C)
Disclosure of credit risk exposure [line items]
Financial assets	(2,116.0)	(1,769.0)
In accordance with IFRS 9 | Gross carrying amount | Stage 3
Disclosure of credit risk exposure [line items]
Financial assets	(11,708.0)	(12,072.0)
Changes in models	(400.0)
In accordance with IFRS 9 | Gross carrying amount | Stage 3 | 20-22 (D)
Disclosure of credit risk exposure [line items]
Financial assets	(11,708.0)	(12,072.0)
In accordance with IFRS 9 | Accumulated impairments
Disclosure of credit risk exposure [line items]
Financial assets	6,101.0	5,368.0
In accordance with IFRS 9 | Accumulated impairments | 1 (AAA)
Disclosure of credit risk exposure [line items]
Financial assets	2.0	3.0
In accordance with IFRS 9 | Accumulated impairments | 2-4 (AA)
Disclosure of credit risk exposure [line items]
Financial assets	6.0	5.0
In accordance with IFRS 9 | Accumulated impairments | 5-7 (A)
Disclosure of credit risk exposure [line items]
Financial assets	27.0	17.0
In accordance with IFRS 9 | Accumulated impairments | 8-10 (BBB)
Disclosure of credit risk exposure [line items]
Financial assets	127.0	87.0
In accordance with IFRS 9 | Accumulated impairments | 11-13 (BB)
Disclosure of credit risk exposure [line items]
Financial assets	368.0	294.0
In accordance with IFRS 9 | Accumulated impairments | 14-16 (B)
Disclosure of credit risk exposure [line items]
Financial assets	639.0	589.0
In accordance with IFRS 9 | Accumulated impairments | 17 (CCC)
Disclosure of credit risk exposure [line items]
Financial assets	202.0	207.0
In accordance with IFRS 9 | Accumulated impairments | 18 (CC)
Disclosure of credit risk exposure [line items]
Financial assets	595.0	173.0
In accordance with IFRS 9 | Accumulated impairments | 19 (C)
Disclosure of credit risk exposure [line items]
Financial assets	293.0	142.0
In accordance with IFRS 9 | Accumulated impairments | 20-22 (D)
Disclosure of credit risk exposure [line items]
Financial assets	3,841.0	3,851.0
In accordance with IFRS 9 | Accumulated impairments | Stage 1
Disclosure of credit risk exposure [line items]
Financial assets	581.0	501.0
In accordance with IFRS 9 | Accumulated impairments | Stage 1 | 1 (AAA)
Disclosure of credit risk exposure [line items]
Financial assets	2.0	3.0
In accordance with IFRS 9 | Accumulated impairments | Stage 1 | 2-4 (AA)
Disclosure of credit risk exposure [line items]
Financial assets	5.0	5.0
In accordance with IFRS 9 | Accumulated impairments | Stage 1 | 5-7 (A)
Disclosure of credit risk exposure [line items]
Financial assets	23.0	17.0
In accordance with IFRS 9 | Accumulated impairments | Stage 1 | 8-10 (BBB)
Disclosure of credit risk exposure [line items]
Financial assets	98.0	73.0
In accordance with IFRS 9 | Accumulated impairments | Stage 1 | 11-13 (BB)
Disclosure of credit risk exposure [line items]
Financial assets	277.0	208.0
In accordance with IFRS 9 | Accumulated impairments | Stage 1 | 14-16 (B)
Disclosure of credit risk exposure [line items]
Financial assets	168.0	185.0
In accordance with IFRS 9 | Accumulated impairments | Stage 1 | 17 (CCC)
Disclosure of credit risk exposure [line items]
Financial assets	8.0	10.0
In accordance with IFRS 9 | Accumulated impairments | Stage 2
Disclosure of credit risk exposure [line items]
Financial assets	1,679.0	1,016.0
In accordance with IFRS 9 | Accumulated impairments | Stage 2 | 2-4 (AA)
Disclosure of credit risk exposure [line items]
Financial assets	1.0
In accordance with IFRS 9 | Accumulated impairments | Stage 2 | 5-7 (A)
Disclosure of credit risk exposure [line items]
Financial assets	4.0	1.0
In accordance with IFRS 9 | Accumulated impairments | Stage 2 | 8-10 (BBB)
Disclosure of credit risk exposure [line items]
Financial assets	29.0	14.0
In accordance with IFRS 9 | Accumulated impairments | Stage 2 | 11-13 (BB)
Disclosure of credit risk exposure [line items]
Financial assets	91.0	86.0
In accordance with IFRS 9 | Accumulated impairments | Stage 2 | 14-16 (B)
Disclosure of credit risk exposure [line items]
Financial assets	471.0	404.0
In accordance with IFRS 9 | Accumulated impairments | Stage 2 | 17 (CCC)
Disclosure of credit risk exposure [line items]
Financial assets	194.0	198.0
In accordance with IFRS 9 | Accumulated impairments | Stage 2 | 18 (CC)
Disclosure of credit risk exposure [line items]
Financial assets	595.0	173.0
In accordance with IFRS 9 | Accumulated impairments | Stage 2 | 19 (C)
Disclosure of credit risk exposure [line items]
Financial assets	293.0	142.0
In accordance with IFRS 9 | Accumulated impairments | Stage 3
Disclosure of credit risk exposure [line items]
Financial assets	3,841.0	3,851.0
In accordance with IFRS 9 | Accumulated impairments | Stage 3 | 20-22 (D)
Disclosure of credit risk exposure [line items]
Financial assets	€ 3,841.0	€ 3,851.0